Other Financial Assets	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [abstract]
Other Financial Assets

4. Other financial assets

The other financial assets comprise mainly prepayments rendered for studies (EUR 0.4 million; previous year: EUR 0.6 million) and the depositing of collateral, mainly for credit cards and leased vehicles (EUR 0.1 million; previous year: EUR 0.1 million). No individual value adjustments were applied during the reporting year nor in 2016 or 2015.